Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Tax Charges

	2020	2019	2018
	US$’000	US$’000	US$’000
Current – United States of America	(3,613)	(65,948)	64,312
Current – Elsewhere	(532)	(371)	913
Deferred (note 22)	—	68,921	(64,057)
Total tax charge for the year	(4,145)	2,602	1,168

Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates

A reconciliation of the tax expense applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates is as follows:

	2020		2019		2018
	US$’000%		US$’000%		US$’000%
Loss before tax	(307,622)		(130,370)		(1,616)
At the statutory blended income tax rate of 30.1% (2019 and 2018: 30.1%)	(92,548)	30.1	(39,222)	30.1	(486)	30.1
Effect of tax rate differences in other countries	38,012	(12.4)	6,395	(4.9)	(605)	37.4
Research and development credit	(6,451)	2.1	(3,746)	2.9	(2,341)	144.9
Statutory income/expense	—	—	—	—	46.0	(2.9)
Effect of non-deductible expenses	1,817	(0.6)	188	(0.1)	112	(6.9)
Tax losses and deductible temporary differences not recognized	55,898	(18.2)	44,844	(34.5)	1,462	(90.5)
Option income tax benefit	(1,331)	0.4	—	—	—	—
Prior year true up	658	(0.2)	(6,598)	5.1	(76)	4.7
Uncertain tax positions	(272)	0.1	272	(0.2)	3,056	(189.1)
Withholding tax on interest	278	(0.1)	393	(0.3)	—	—
Others	(206)	0.1	76	(0.1)	—	—
Tax (benefit)/charge at the Group’s effective rate	(4,145)	1.3	2,602	(2.0)	1,168	(72.3)